Disaggregated revenue and Concentration (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Customer A Member
Concentration Risk, Percentage	30.20%	0.00%
Revenue Customer B Member
Concentration Risk, Percentage	13.68%	0.00%
Revenue Customer C Member
Concentration Risk, Percentage	10.30%	0.00%
Revenue Customer D Member
Concentration Risk, Percentage	19.55%	32.65%
Accounts Receivable Customer B Member
Concentration Risk, Percentage	21.08%	0.00%
Accounts Receivable Customer D Member
Concentration Risk, Percentage	49.77%	39.77%
Accounts Receivable Member
Concentration Risk, Percentage	86.29%	93.59%
Accounts Receivable F [Member]
Concentration Risk, Percentage	5.79%	15.44%
Revenue Customer E Member
Concentration Risk, Percentage	0.00%	44.19%
Accounts Receivable Customer E Member
Concentration Risk, Percentage	0.00%	53.82%
Revenue Member
Concentration Risk, Percentage	79.52%	76.84%